Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Line Items]
Operating lease expenses	$ 184	$ 363	$ 454
Minimum [Member]
Leases [Line Items]
Operating leases terms	1 year
Maximum [Member]
Leases [Line Items]
Operating leases terms	5 years